Note Allowance for loan losses (T D R that subsequently defaulted) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loans	Dec. 31, 2016 USD ($) loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	641	791
Recorded investment as of first default date | $	$ 20,305	$ 31,162
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	3	2
Recorded investment as of first default date | $	$ 543	$ 327
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	4	11
Recorded investment as of first default date | $	$ 1,912	$ 3,296
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	5	7
Recorded investment as of first default date | $	$ 636	$ 905
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	110	169
Recorded investment as of first default date | $	$ 10,112	$ 18,261
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	4	3
Recorded investment as of first default date | $	$ 146	$ 28
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	369	451
Recorded investment as of first default date | $	$ 3,286	$ 4,794
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1	1
Recorded investment as of first default date | $	$ 97	$ 43
Personal
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	139	135
Recorded investment as of first default date | $	$ 3,461	$ 3,329
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	5	9
Recorded investment as of first default date | $	$ 103	$ 171
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1	3
Recorded investment as of first default date | $	$ 9	$ 8